Basis of Presentation; Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 17, 2022	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 28, 2021 ft²	Jul. 27, 2021 ft²	Apr. 30, 2021 ft²
Product Information [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		$ 186,073		$ 186,073		$ 165,098	$ 151,673
Property, Plant and Equipment, Useful Life						5 years
Contract with Customer, Liability, Current		3,059,525		3,059,525		$ 3,724,189	1,444,472
Contract with Customer, Liability, Revenue Recognized		283,452	$ 9,141	3,357,068	$ 1,074,016	$ 1,103,447	$ 473,682
Deferred revenue						76.00%	74.00%
Revenue, Remaining Performance Obligation, Amount		$ 9,881,000		$ 9,881,000		$ 8,448,000
Revenue, Remaining Performance Obligation, Percentage		12.00%		12.00%		31.00%
Standard Product Warranty Description						The Company assesses the historical warranty claims on its manufactured products and, since 2016, warranty claims have been approximately 1% of annual revenue generated on these products. Based on the Company’s warranty policy, an accrual is established at 1% of the trailing 18 months revenue.
Research and Development Expense		$ 98,623	84,433	$ 322,807	304,229	$ 390,229	$ 521,044	$ 32,000
Share-based Payment Arrangement, Expense		29,307	55,998	$ 160,000	$ 354,229	$ 405,617	$ 1,292,065
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities | shares				777,888	293,383	194,757
Area of Land | ft²									11,491	18,952	6,900
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum				150.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum				152.51%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum				0.55%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum				1.49%
2020 Incentive Awards [Member]
Product Information [Line Items]
Share-based Payment Arrangement, Expense						$ 128,434
2021 Incentive Awards [Member]
Product Information [Line Items]
Share-based Payment Arrangement, Expense		$ 0	$ 31,575	$ 108,945	$ 101,472
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Product Information [Line Items]
Concentration Risk, Percentage		38.00%	39.00%	25.00%	18.00%	28.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration Risk, Percentage		23.00%	30.00%	12.00%	17.00%	11.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration Risk, Percentage		11.00%		12.00%	11.00%	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage						44.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Product Information [Line Items]
Concentration Risk, Percentage				40.00%	32.00%	48.00%	59.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration Risk, Percentage				26.00%	23.00%	38.00%	16.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration Risk, Percentage				22.00%	21.00%		10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration Risk, Percentage					10.00%
Supplier Concentration Risk [Member] | Purchases of Inventory [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration Risk, Percentage						27.00%	30.00%
Supplier Concentration Risk [Member] | Purchases of Inventory [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration Risk, Percentage						25.00%	17.00%
Supplier Concentration Risk [Member] | Purchases of Inventory [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration Risk, Percentage						12.00%	12.00%
Accounts Payable and Accrued Liabilities [Member]
Product Information [Line Items]
Standard and Extended Product Warranty Accrual						$ 173,365	$ 185,234
2022 [Member]
Product Information [Line Items]
Revenue, Remaining Performance Obligation, Amount		$ 6,678,000		$ 6,678,000		390,000
Customer Contracts [Member]
Product Information [Line Items]
Revenue, Remaining Performance Obligation, Amount		1,161,000		1,161,000		2,643,000
Order or Production Backlog [Member]
Product Information [Line Items]
Revenue, Remaining Performance Obligation, Amount		$ 1,250,000		$ 1,250,000
Inventory Valuation and Obsolescence [Member]
Product Information [Line Items]
Inventory Adjustments						$ 93,045	$ 71,376
Forecast [Member]
Product Information [Line Items]
Reverse stock split, Description	On January 17, 2022, the Company’s Board of Directors approved a reverse stock split at a ratio of one-for-one hundred and fifty. Such reverse stock split was implemented effective January 27, 2022.